Summary of Significant Accounting Policies (Tables)	3 Months Ended	12 Months Ended
	Sep. 30, 2020	Jun. 30, 2020
Accounting Policies [Abstract]
Schedule of measurement of assets and liabilities at fair value on recurring basis
	Total	(Level 1)	(Level 2)	(Level 3)

Liabilities

Derivative liability measured at fair value at 9/30/20	$61,037,804	-	$-	$61,037,804

	Total	(Level 1)	(Level 2)	(Level 3)

Liabilities

Derivative liability measured at fair value at 6/30/20	$59,657,719	$-	$-	$59,657,719

Derivative liability measured at fair value at 6/30/19	$3,905,721	$-	$-	$3,905,721

Schedule of reconciliation of the derivative liability
Balance as of June 30, 2020	59,657,719
Fair value of derivative liabilities issued	-
Loss on change in derivative liability	1,380,085
Balance as of September 30, 2020	$61,037,804

Balance as of June 30, 2018	$10,857,698
Fair value of derivative liabilities at issuance	743,301
Gain on change in derivative liability	(7,695,278)
Balance as of June 30, 2019	3,905,721
Fair value of derivative liabilities issued	841,436
Loss on change in derivative liability	54,910,562
Balance as of June 30, 2020	$59,657,719

Schedule of intangible assets finite amortized over useful lives

	Useful Lives	6/30/2020	6/30/2019

Domain-gross	15 years	$5,315	$5,315
Less accumulated amortization		(4,223)	(3,868)
Domain-net		$1,092	$1,447

Trademark-gross	10 years	$1,143	$1,143
Less accumulated amortization		(371)	(257)
Domain-net		$772	$886

Patents-gross	15 years	$107,491	$107,491
Write-off of patent cost		(6,349)	-
Less accumulated amortization		(16,650)	(10,391)
Patents-net		$84,492	$97,100

Schedule of property and equipment estimated useful lives
Computers and peripheral equipment	5 Years

Schedule of net earnings per share calculations

	For the Years Ended
	June 30,
	2020	2019

Income (Loss) to common shareholders (Numerator)	$(57,529,338)	$3,978,337

Basic weighted average number of common shares outstanding (Denominator)	1,551,749,054	924,582,860

Diluted weighted average number of common shares outstanding (Denominator)	1,551,749,054	924,582,860